Summarised financial information - summarised financial information of balance sheet (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Balance Sheet
Non-current assets	£ 96,351	£ 104,605	£ 103,497
Current assets	13,875	14,294	15,872
Non-current liabilities	47,053	50,161	46,858
Non-current borrowings	31,904	32,638	32,852
Current liabilities	15,996	18,743	18,042
Current borrowings	3,304	4,312	£ 7,306
Registered BATCAP bonds | BAT p.l.c.
Balance Sheet
Non-current assets	1,917	1,917
Current assets	6,926	9,736
Non-current liabilities	1,576	1,577
Non-current borrowings	1,571	1,571
Other non-current liabilities	5	6
Current liabilities	68	72
Current borrowings	33	37
Other current liabilities	35	35
Registered BATCAP bonds | BATCAP
Balance Sheet
Non-current assets	19,206	18,996
Current assets	18,602	18,504
Non-current liabilities	18,753	18,503
Non-current borrowings	18,646	18,257
Other non-current liabilities	107	246
Current liabilities	19,060	19,010
Current borrowings	19,033	18,967
Other current liabilities	27	43
Registered BATCAP bonds | BATIF
Balance Sheet
Non-current assets	2,200	2,292
Current assets	45,669	46,197
Non-current liabilities	10,744	11,526
Non-current borrowings	10,536	11,227
Other non-current liabilities	208	299
Current liabilities	33,016	32,984
Current borrowings	32,533	32,708
Other current liabilities	483	276
Registered BATCAP bonds | BATNF
Balance Sheet
Non-current assets	1,408	1,358
Current assets	19	48
Non-current liabilities	1,408	1,358
Non-current borrowings	1,408	1,358
Other non-current liabilities	0	0
Current liabilities	18	47
Current borrowings	18	46
Other current liabilities	0	1
Registered BATCAP bonds | RAI
Balance Sheet
Non-current assets	252	292
Current assets	1,025	1,221
Non-current liabilities	8,584	7,707
Non-current borrowings	8,540	7,657
Other non-current liabilities	44	50
Current liabilities	1,377	3,257
Current borrowings	115	1,751
Other current liabilities	1,262	1,506
Registered BATCAP bonds | BATHTN
Balance Sheet
Non-current assets	6	77
Current assets	10	15
Non-current liabilities	1	20
Non-current borrowings	0	0
Other non-current liabilities	1	20
Current liabilities	130	129
Current borrowings	3	1
Other current liabilities	127	128
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BAT p.l.c.
Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	6,823	9,690
Amounts due to non-issuer/non-guarantor subsidiaries	4	2
Investment in subsidiaries (that are not issuers or guarantors)	27,234	27,234
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATCAP
Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	14,036	15,082
Amounts due to non-issuer/non-guarantor subsidiaries	1,810	3,942
Investment in subsidiaries (that are not issuers or guarantors)	0	0
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATIF
Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	50,122	50,595
Amounts due to non-issuer/non-guarantor subsidiaries	34,142	32,707
Investment in subsidiaries (that are not issuers or guarantors)	718	718
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATNF
Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	0	0
Amounts due to non-issuer/non-guarantor subsidiaries	0	0
Investment in subsidiaries (that are not issuers or guarantors)	0	0
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | RAI
Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	1,232	1,478
Amounts due to non-issuer/non-guarantor subsidiaries	1	2
Investment in subsidiaries (that are not issuers or guarantors)	23,451	25,659
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATHTN
Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	11	15
Amounts due to non-issuer/non-guarantor subsidiaries	2	1
Investment in subsidiaries (that are not issuers or guarantors)	£ 1,519	£ 1,466